Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
REVENUE
Premiums and other considerations	$ 69,653,412	$ 67,491,855
Premiums ceded	(14,105,855)	(19,997,026)
Net premiums	55,547,557	47,494,829
Investment income, net of expenses	20,661,142	20,726,267
Other net realized investment gains	2,485,505	484,813
Total net realized gains on investments	2,485,505	484,813
Consideration on reinsurance assumed		16,225
Other income	1,426,170	1,707,589
Total revenue	80,120,374	70,429,723
BENEFITS AND EXPENSES
Death and other benefits	42,913,542	41,866,578
Guaranteed annual endowments	426,582	446,190
Dividends to policyholders	399,017	418,273
Increase in benefit reserves and unearned premiums	17,919,752	9,777,951
Acquisition costs deferred	(8,738,111)	(8,849,807)
Amortization of deferred acquisition costs	7,464,380	8,489,322
Commissions	7,008,578	4,970,710
Other general and administrative expenses	10,600,064	11,215,041
Total benefits and expenses	77,993,804	68,334,258
INCOME BEFORE FEDERAL INCOME TAXES	2,126,570	2,095,465
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	430,429	757,918
Deferred	(99,545)	(761,215)
Total federal income taxes	330,884	(3,297)
NET INCOME	$ 1,795,686	$ 2,098,762
BASIC AND DILUTED NET EARNINGS PER SHARE (in Dollars per share)	$ 1.58	$ 1.82